SIGNIFICANT RELATED PARTY BALANCE AND TRANSACTION (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF BALANCE DUE TO RELATED PARTIES

			June 30, 2026	December 31, 2025
Name	Relationship	Nature	USD	USD
TUTU Business Services Limited (BVI)	Controlling Shareholder	Amounts due to an ultimate beneficial shareholder	451,593	289,029

Ms. Liying Wang	Ultimate beneficial shareholder	Amounts due to an ultimate beneficial shareholder	21,667	21,667

		Amounts due to an ultimate beneficial shareholder	473,260	310,696